TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 63.8%
	Aerospace — 1.2%
3,702	L3Harris Technologies Inc.	$628,118

	Banking — 5.5%
31,041	Bank of America Corp.	737,224
12,903	JPMorgan Chase & Co.	1,213,656
36,013	Wells Fargo & Co.	921,933

		2,872,813

	Broadcasting — 1.4%
5,856	Liberty Broadband Corp., Cl. C†	725,910

	Business Services — 1.5%
4,680	Equifax Inc.	804,398

	Computer Software and Services — 8.8%
4,105	Activision Blizzard Inc.	311,569
496	Alphabet Inc., Cl. A†	703,353
2,262	Apple Inc.	825,178
2,934	CACI International Inc., Cl. A†	636,326
20,381	Cisco Systems Inc.	950,570
7,098	Micron Technology Inc.†	365,689
3,959	Microsoft Corp.	805,696

		4,598,381

	Consumer Products — 3.0%
11,110	Church & Dwight Co. Inc.	858,803
9,977	Colgate-Palmolive Co.	730,915

		1,589,718

	Diversified Industrial — 3.6%
6,865	Eaton Corp. plc	600,550
9,325	Fortive Corp.	630,929
4,326	Honeywell International Inc.	625,496

		1,856,975

	Electronics — 1.2%
4,947	Texas Instruments Inc.	628,121

	Energy and Energy Services — 0.9%
8,928	EOG Resources Inc.	452,292

	Energy: Integrated — 3.5%
5,361	DTE Energy Co.	576,307
2,729	NextEra Energy Inc.	655,424
6,853	WEC Energy Group Inc.	600,665

		1,832,396

	Energy: Oil — 2.0%
6,386	Chevron Corp.	569,823
11,253	ConocoPhillips	472,851

		1,042,674

	Entertainment — 1.5%
6,867	The Walt Disney Co.	765,739

	Financial Services — 7.8%
26,999	American International Group Inc.	841,829
5,884	Assurant Inc.	607,758
18,736	Brookfield Asset Management Inc., Cl. A	616,414
10,584	Capital One Financial Corp.	662,453
4,786	Chubb Ltd.	606,003
21,262	The Charles Schwab Corp.	717,380

		4,051,837

	Food and Beverage — 2.6%
14,051	Hormel Foods Corp.	678,242
5,326	PepsiCo Inc.	704,417

		1,382,659

	Health Care — 8.0%
8,190	Abbott Laboratories	748,812

Shares		Market Value
3,547	Becton, Dickinson and Co.	$848,691
8,052	Johnson & Johnson	1,132,353
7,585	Medtronic plc	695,545
2,649	UnitedHealth Group Inc.	781,323

		4,206,724

	Real Estate — 2.5%
7,135	Prologis Inc., REIT	665,910
3,288	Public Storage, REIT	630,934

		1,296,844

	Retail — 4.7%
16,495	CVS Health Corp.	1,071,680
3,481	McDonald’s Corp.	642,140
3,029	The Home Depot Inc.	758,795

		2,472,615

	Telecommunications — 2.7%
26,220	AT&T Inc.	792,631
4,281	Motorola Solutions Inc.	599,897

		1,392,528

	Transportation — 1.4%
4,345	Union Pacific Corp.	734,609

	TOTAL COMMON STOCKS	33,335,351

Principal Amount
	CORPORATE BONDS — 16.3%
	Banking — 2.8%
$750,000	Fifth Third Bancorp, 2.375%, 01/28/25	792,526
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	661,897

		1,454,423

	Computer Software and Services — 1.2%
635,000	Oracle Corp., 1.900%, 09/15/21	645,996

	Consumer Products — 1.0%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	524,263

	Diversified Industrial — 1.9%
510,000	Cabot Corp., 4.000%, 07/01/29	528,930
462,000	Honeywell International Inc., 1.350%, 06/01/25	473,488

		1,002,418

	Energy: Oil — 1.2%
595,000	Halliburton Co., 3.250%, 11/15/21	608,120

	Financial Services — 1.2%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	650,921

	Food and Beverage — 0.7%
380,000	The J.M. Smucker Co., 3.550%, 03/15/50	393,866

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Health Care — 4.5%
$600,000	Aetna Inc., 3.500%, 11/15/24	$650,923
750,000	Amgen Inc., 2.200%, 02/21/27	792,120
800,000	CVS Health Corp., 3.250%, 08/15/29	885,621

		2,328,664

	Transportation — 1.8%
875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	942,356

	TOTAL CORPORATE BONDS	8,551,027

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
	Federal Home Loan Mortgage Corp. — 0.7%
346,374	3.500%, 08/01/49	364,248

	Federal National Mortgage Association — 3.0%
1,100,000	2.625%, 09/06/24	1,204,825
335,313	3.500%, 07/01/49	352,520

		1,557,345

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,921,593

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 13.4%
	U.S. Treasury Bonds — 4.4%
$450,000	2.500%, 02/15/45	$555,372
700,000	2.500%, 05/15/46	868,465
400,000	2.250%, 08/15/46	474,586
300,000	2.750%, 08/15/47	392,104

		2,290,527

	U.S. Treasury Notes — 9.0%
600,000	1.500%, 01/15/23	620,203
500,000	2.000%, 02/15/25	540,010
500,000	0.625%, 03/31/27	505,137
500,000	2.250%, 08/15/27	561,689
675,000	2.250%, 11/15/27	760,364
450,000	2.750%, 02/15/28	525,023
545,000	2.625%, 02/15/29	638,746
475,000	2.375%, 05/15/29	548,282

		4,699,454

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,989,981

Shares
	SHORT TERM INVESTMENT — 2.8%
	Other Investment Companies — 2.8%
1,458,192	Dreyfus Treasury Securities Cash Management, 0.080%*	1,458,192

	TOTAL INVESTMENTS — 100.0% (Cost $49,138,865)	$52,256,144

*	1 day yield as of June 30, 2020.
†	Non-income producing security.
MTN	Medium Term Note
REIT	Real Estate Investment Trust

2